CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Aspen Series (the “Registrant”). The Registrant’s 1933 Act No. is 033-63212 and the Registrant’s 1940 Act No. is 811-07736.

2.	There are no changes to the Prospectuses from the forms of Prospectuses that were filed in Post-Effective Amendment No. 73 (“PEA No. 73”) on January 29, 2015, pursuant to Rule 485(b) of the 1933 Act for the following Portfolio:

Global Unconstrained Bond Portfolio

– Institutional Shares

– Service Shares

3.	The text of PEA No. 73 has been filed electronically.

DATED: February 3, 2015

JANUS ASPEN SERIES
on behalf of the Portfolio

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz
Vice President